Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income:
Items that may be reclassified to profit and loss	£ (13)	£ (107)	£ 6
Items that will not be reclassified to profit and loss	33	(5)	19
Groups Share in Associates and Joint Ventures
Disclosure of analysis of other comprehensive income by item [line items]
Post-tax results of associates and joint ventures	539	585	442
Other comprehensive income:
Items that may be reclassified to profit and loss	(13)	(107)	6
Items that will not be reclassified to profit and loss	33	(5)	19
Total comprehensive income (note 9)	£ 559	£ 473	£ 467